SHARE-BASED PAYMENT (Schedule of Inputs to Binomial Model Used for Fair Value Measurement) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2017 ILS (₪) yr	Dec. 31, 2016 USD ($) yr	Dec. 31, 2016 ILS (₪) yr	Dec. 31, 2015 USD ($) yr	Dec. 31, 2015 ILS (₪) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)
Contractual term of up to (years) | yr	6.5	6.5	6.5	6.5	6.5	6.5
Exercise multiple | $	$ 2		$ 2		$ 2
Weighted average share prices (NIS)				₪ 15.17		₪ 17.17
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	37.00%	37.00%	32.00%	32.00%	42.00%	42.00%
Risk-free interest rate (%)	0.10%	0.10%	0.13%	0.13%	0.07%	0.07%
Weighted average share prices (NIS)		₪ 16.05
Expected average forfeiture rate (%)	1.00%	1.00%	0.00%	0.00%	0.00%	0.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	45.00%	45.00%	51.00%	51.00%	64.00%	64.00%
Risk-free interest rate (%)	1.83%	1.83%	1.83%	1.83%	2.04%	2.04%
Weighted average share prices (NIS)		₪ 16.44
Expected average forfeiture rate (%)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%